Property, plant and equipment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note   12.               Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2022	2021
Machinery & equipment	10,410	10,180
Office equipment and furniture	2,320	2,320
Computer equipment and licences	558	488
Total property, plant and equipment gross	13,288	12,988

Accumulated depreciation for:
Machinery & equipment	(9,985)	(9,928)
Office equipment and furniture	(2,028)	(1,706)
Computer equipment and licences	(493)	(468)
Total accumulated depreciation	(12,506)	(12,102)
Total property, plant and equipment, net	782	886
Depreciation charge for the year	404	1,532

In 2022 and 2021, WISeKey Semiconductors SAS did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on Property, plant and equipment in the years 2022 and 2021.

The useful economic life of property plant and equipment is as follow:

•	Office equipment and furniture: 2 to 5 years

•	Production masks 5 years

•	Production tools 3 years

•	Licenses 3 years

•	Software 1 year

Note 13.      Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2021	2020
Machinery & equipment	10,180	10,203
Office equipment and furniture	2,320	2,320
Computer equipment and licences	488	472
Total property, plant and equipment gross	12,988	12,995

Accumulated depreciation for:
Machinery & equipment	(9,928)	(8,733)
Office equipment and furniture	(1,706)	(1,382)
Computer equipment and licences	(468)	(454)
Total accumulated depreciation	(12,102)	(10,569)
Total property, plant and equipment, net	886	2,426
Depreciation charge for the year	1,532	2,243

In 2021 and 2020, WISeKey Semiconductors SAS did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on Property, plant and equipment in the years 2021 and 2020.

The useful economic life of property plant and equipment is as follow:

•	Office equipment and furniture:	2 to 5 years

•	Production masks	5 years

•	Production tools	3 years

•	Licenses	3 years

•	Software	1 year